Retirement Benefit Plans - Summary of Life Expectancies for Employee Retiring at Age 65 (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Retiring at the end of the reporting period, Male	85.3 years	85.3 years
Retiring 20 years after the end of the reporting period, Male	86.4 years	86.3 years
Retiring at the end of the reporting period, Female	87.7 years	87.7 years
Retiring 20 years after the end of the reporting period, Female	88.7 years	88.6 years